STOCK OPTIONS (Schedule of Fair Value Assumptions) (Details)	12 Months Ended
Dec. 31, 2012
STOCK OPTIONS [Abstract]
Expected Volatility	75.00%
Expected dividends	0.00%
Expected terms (in years)	1 year
Risk free rate	0.16%
Forfeiture rate	0.00%